Shareholder Report, Average Annual Return (Details)		12 Months Ended	35 Months Ended	40 Months Ended	44 Months Ended	60 Months Ended	102 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Fund (Investor Class/GFIZX)
Average Annual Return, Percent		9.46%				3.45%			4.42%
C000169228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Fund (Institutional Class/GCAYX)
Average Annual Return, Percent		9.69%				3.73%			4.68%
C000003079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Low-Duration Bond Fund (Institutional Class/GLDYX)
Average Annual Return, Percent		5.66%				2.13%			2.28%
C000003080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Low-Duration Bond Fund (Investor Class/GLDZX)
Average Annual Return, Percent		5.29%				1.84%			2.00%
C000003084 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Medium-Duration Bond Fund (Investor Class/GMDZX)
Average Annual Return, Percent		7.88%				(0.68%)			2.03%
C000003083 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Medium-Duration Bond Fund (Institutional Class/GMDYX)
Average Annual Return, Percent		8.22%				(0.41%)			2.30%
C000003091 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Index Fund (Institutional Class/GEQYX)
Average Annual Return, Percent		17.06%				14.04%			14.67%
C000003092 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Index Fund (Investor Class/GEQZX)
Average Annual Return, Percent		16.78%				13.74%			14.36%
C000003096 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Equity Fund (Investor Class/GVEZX)
Average Annual Return, Percent		13.89%				11.21%			10.07%
C000003095 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Equity Fund (Institutional Class/GVEYX)
Average Annual Return, Percent		14.23%				11.51%			10.36%
C000003099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Equity Fund (Institutional Class/GGEYX)
Average Annual Return, Percent		13.17%				10.10%			14.66%
C000003100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Equity Fund (Investor Class/GGEZX)
Average Annual Return, Percent		12.85%				9.81%			14.36%
C000003104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Equity Fund (Investor Class/GSCZX)
Average Annual Return, Percent		5.75%				5.93%			8.75%
C000003103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Equity Fund (Institutional Class/GSCYX)
Average Annual Return, Percent		6.06%				6.22%			9.04%
C000003107 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund (Institutional Class/GIEYX)
Average Annual Return, Percent		28.12%				8.30%			8.49%
C000003108 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund (Investor Class/GIEZX)
Average Annual Return, Percent		27.78%				8.01%			8.20%
C000003111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Fund (Investor Class/GGIZX)
Average Annual Return, Percent		12.48%				4.31%			6.24%
C000169229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Fund (Institutional Class/GBAYX)
Average Annual Return, Percent		12.80%				4.57%			6.50%
C000169230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)
Average Annual Return, Percent		16.49%				7.03%			8.73%
C000003114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderately Aggressive Allocation Fund (Investor Class/GCOZX)
Average Annual Return, Percent		16.11%				6.76%			8.45%
C000003117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Fund (Investor Class/GGBZX)
Average Annual Return, Percent		19.59%				9.01%			10.46%
C000169231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Fund (Institutional Class/GAGYX)
Average Annual Return, Percent		19.92%				9.28%			10.74%
C000003124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Money Market Fund (Institutional Class/GMYXX)
Average Annual Return, Percent		4.22%				3.16%			2.11%
C000003125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Money Market Fund (Investor Class/GMZXX)
Average Annual Return, Percent		3.94%				2.95%			1.89%
C000039440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2015 Fund (Investor Class/GMTZX)
Average Annual Return, Percent		11.55%				4.27%			5.95%
C000185894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2015 Fund (Institutional Class/GMTYX)
Average Annual Return, Percent		11.94%				4.57%		5.81%
C000185895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2025 Fund (Institutional Class/GMWYX)
Average Annual Return, Percent		13.19%				5.51%		6.92%
C000039443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2025 Fund (Investor Class/GMWZX)
Average Annual Return, Percent		12.81%				5.22%			7.13%
C000039446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2035 Fund (Investor Class/GMHZX)
Average Annual Return, Percent		15.48%				7.08%			8.80%
C000185896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2035 Fund (Institutional Class/GMHYX)
Average Annual Return, Percent		15.72%				7.37%		8.69%
C000185897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2045 Fund (Institutional Class/GMYYX)
Average Annual Return, Percent		18.57%				9.30%		10.15%
C000039449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2045 Fund (Investor Class/GMFZX)
Average Annual Return, Percent		18.20%				9.00%			10.16%
C000039452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Bond Fund (Investor Class/GGBFX)
Average Annual Return, Percent		7.55%				(0.81%)			2.44%
C000158246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Bond Fund (Institutional Class/GGBEX)
Average Annual Return, Percent		7.93%				(0.51%)			2.74%
C000158247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Real Estate Securities Fund (Institutional Class/GREYX)
Average Annual Return, Percent		8.98%				3.88%			4.73%
C000039453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Real Estate Securities Fund (Investor Class/GREZX)
Average Annual Return, Percent		8.54%				3.56%			4.43%
C000104140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defensive Market Strategies Fund (Investor Class/GDMZX)
Average Annual Return, Percent		10.12%				6.18%			8.11%
C000104139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defensive Market Strategies Fund (Institutional Class/GDMYX)
Average Annual Return, Percent		10.46%				6.49%			8.41%
C000185898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2055 Fund (Institutional Class/GMGYX)
Average Annual Return, Percent		19.42%				9.89%		10.59%
C000108559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MyDestination 2055 Fund (Investor Class/GMGZX)
Average Annual Return, Percent		19.17%				9.60%			10.61%
C000129314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund (Investor Class/GEMZX)
Average Annual Return, Percent		34.54%				4.29%			8.15%
C000129313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund (Institutional Class/GEMYX)
Average Annual Return, Percent		34.85%				4.58%			8.46%
C000156358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Index Fund (Institutional Class/GIIYX)
Average Annual Return, Percent		31.42%				8.62%			8.15%
C000236040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Index Fund (Investor Class/GIIZX)
Average Annual Return, Percent		30.96%			12.98%
C000183275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategic Alternatives Fund (Investor Class/GFSZX)
Average Annual Return, Percent		5.10%				4.33%	3.14%
C000183274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategic Alternatives Fund (Institutional Class/GFSYX)
Average Annual Return, Percent		5.48%				4.65%	3.46%
C000237792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Equity Index Fund (Institutional Class/GVIYX)
Average Annual Return, Percent		14.47%		12.77%
C000237791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Value Equity Index Fund (Investor Class/GVIZX)
Average Annual Return, Percent		14.15%		12.47%
C000237793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Equity Index Fund (Investor Class/GEIZX)
Average Annual Return, Percent		18.03%		23.93%
C000237794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Equity Index Fund (Institutional Class/GEIYX)
Average Annual Return, Percent		18.31%		24.26%
C000240564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Impact Bond Fund (Institutional Class/GMBYX)
Average Annual Return, Percent		5.46%	3.21%
C000240563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Impact Bond Fund (Investor Class/GMBZX)
Average Annual Return, Percent		5.19%	2.91%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	3.74%			(0.36%)	1.78%	1.82%	2.01%
MSCI ACWI All Country World Index ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index - Net
Average Annual Return, Percent		32.39%				7.91%		7.99%	8.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		17.15%				13.15%		14.16%	14.29%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%				14.43%			14.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		17.37%		19.25%		13.59%			14.59%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - Net
Average Annual Return, Percent		31.22%			12.98%	8.93%			8.18%
MSCI ACWI All Country World Index Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index - Net
Average Annual Return, Percent		22.34%				11.19%		11.58%	11.72%
Bloomberg US Treasury Bills 1 3 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.29%				3.24%			2.18%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		7.77%				(2.90%)			3.36%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index - Net
Average Annual Return, Percent		33.57%				4.20%			8.42%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[1]	10.08%				4.51%			5.30%
Bloomberg US Treasury 1 3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury: 1-3 Year Index
Average Annual Return, Percent		5.17%				1.75%		1.97%	1.83%
Bloomberg US Treasury 1 3 Year C000003079 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						1.76%
Bloomberg US Treasury 1 3 Year C000003080 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent						1.76%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		15.91%		13.28%		11.33%			10.53%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.56%		24.58%		15.32%			18.12%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%				6.09%			9.61%
Composite Benchmark C000169229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[2]	14.49%				5.89%			7.45%
Composite Benchmark C000003111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[3]	14.49%				5.89%			7.45%
Composite Benchmark C000169230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[4]	18.78%				8.57%			9.70%
Composite Benchmark C000003114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[5]	18.78%				8.57%			9.70%
Composite Benchmark C000003117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[6]	23.14%				11.14%			12.00%
Composite Benchmark C000169231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[7]	23.14%				11.14%			12.00%
Composite Benchmark C000039452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[8]	8.88%				(0.90%)			2.40%
Composite Benchmark C000158246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[9]	8.88%				(0.90%)			2.40%
Bloomberg US Corporate High Yield 2 Issuer Capped Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent		8.62%				4.50%			6.52%
J P Morgan Emerging Markets Bond Index EMBI Plus [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Plus
Average Annual Return, Percent		12.38%				(0.82%)			2.66%
FTSE EPRA Nareit Developed Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Index - Net
Average Annual Return, Percent		9.58%				2.76%			3.25%
Composite Benchmark C000104140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[10]	11.05%				9.00%			8.64%
Composite Benchmark C000104139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Average Annual Return, Percent	[11]	11.05%				9.00%			8.64%
Bloomberg US Treasury Bills 1 3 Months C000104140 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.29%				3.24%			2.18%
Bloomberg US Treasury Bills 1 3 Months C000104139 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.29%				3.24%			2.18%
Bloomberg US Treasury Bills 1 3 Months C000183274 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.29%				3.24%	2.50%
Bloomberg US Treasury Bills 1 3 Months C000183275 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.29%				3.24%	2.50%

[1]	The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[2]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[3]	The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[4]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[5]	The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.
[6]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
[7]	The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.
[8]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[9]	Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.
[10]	Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.
[11]	Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.